Goodwill and other intangible assets - Narrative (Details) - USD ($)		12 Months Ended
	Mar. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 5,819,000	$ 5,451,000	$ 5,091,000
Deutsche Bank’s Global Trust Solutions
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, useful life	15 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired		0	$ 24,400,000	$ 18,200,000
Acquired finite-lived intangible assets, useful life			15 years	15 years
Amortization expense		5,800,000	$ 5,500,000	$ 5,100,000
Foreign currency translation increase (decrease) in net carrying amount		1,300,000	$ (2,000,000.0)	(1,500,000)
Estimated aggregate amortization expense, next twelve months		6,100,000
Estimated aggregate amortization expense, year two		6,100,000
Estimated aggregate amortization expense, year three		6,100,000
Estimated aggregate amortization expense, year four		6,100,000
Estimated aggregate amortization expense, year five		$ 6,100,000
Customer Relationships | Deutsche Bank’s Global Trust Solutions
Finite-Lived Intangible Assets [Line Items]
Assets acquired				16,900,000
Customer Relationships | Asset Acquisitions
Finite-Lived Intangible Assets [Line Items]
Assets acquired				$ 1,300,000